General - Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of earnings per common share
Earnings (loss) per common share for the three and six months ended June 30, 2024 and July 2, 2023, was calculated as follows:

	Three Months Ended		Six Months Ended
(Amounts in thousands, except per share data)	June 30, 2024	July 2, 2023	June 30, 2024	July 2, 2023
Net income (loss) attributable to Former Six Flags Entertainment Corporation	$34,127	$20,554	$(48,599)	$(49,305)

Weighted-average common shares outstanding - basic:	84,294	83,379	84,229	83,293
Effect of dilutive stock options and restricted stock units	419	417	—	—
Weighted-average common shares outstanding - diluted:	84,713	83,796	84,229	83,293

Earning (loss) earnings per share - basic:	$0.40	$0.25	$(0.58)	$(0.59)
Earning (loss) earnings per share - diluted:	$0.40	$0.25	$(0.58)	$(0.59)

Schedule of stock-based compensation expense
During the three and six months ended June 30, 2024 and July 2, 2023, stock-based compensation expense was comprised of the following:

	Three Months Ended		Six Months Ended
(Amounts in thousands)	June 30, 2024	July 2, 2023	June 30, 2024	July 2, 2023
Long-term incentive plan	$2,616	$2,123	$4,938	$5,407
Employee stock purchase plan	146	56	171	86
Total stock-based compensation	$2,762	$2,179	$5,109	$5,493